Business Combination and Acquisitions Business Combination - Summary of reconciles elements of business combination to cash flows (Parenthetical) (Details) $ in Thousands	9 Months Ended
Sep. 26, 2021 USD ($)
Business Acquisition [Line Items]
Empowers trust and cash redemptions	$ 99,353
Transaction costs	$ 44,314